SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred offering costs	$ 7,355,767	$ 427,898
Prepaid payroll wages	38,271	38,271
Prepaid insurance	5,562	10,017	1,714
Prepaid software and other	4,953	7,579	7,429
TOTAL PREPAID EXPENSES	$ 48,786	55,867	9,143
TOTAL PREPAID EXPENSES		$ 483,765	$ 9,143